Operating Segment and Geographical Information	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]
13.	Operating Segment and Geographical Information

The Company uses the management approach model for segment reporting. The management approach model is based on the way a Company’s management organizes segments within the Group for making operating decisions and assessing performance. The Group does not allocate any assets and liabilities to the three geographic segments as management does not use the information to measure the performance of the reportable segments.

(i)       The location of the Group’s identifiable assets other than acquired intangible asset and liabilities by business operations from continuing operations are as follows:

	December 31,	December 31,
	2017	2018
	HK$	HK$
Identifiable assets
PRC	128,196	122,078
Hong Kong	442,637	437,277
United States	3,646	3,646

	574,479	563,001

Identifiable liabilities
Hong Kong	10,674	13,130

	10,674	13,130

(ii) Reconciliations of reportable segment assets and liabilities from continuing operations:

	Year ended December 31	Year ended December 31
	2017	2018
	HK$	HK$

Assets
Current assets	445,159	441,665
Non-current financial assets	129,320	121,336
Consolidated total assets before intangible asset	574,479	563,001
Intangible asset	438	438

Consolidated total assets	574,917	563,439

Liabilities
Liabilities excluding tax liabilities	4,431	4,452
Tax liabilities	6,243	8,678

Consolidated total liabilities	10,674	13,130